Note 15 - Derivative Financial Instruments (Details Textual)	1 Months Ended
	Dec. 31, 2017 USD ($)	Aug. 08, 2022	Aug. 08, 2020	Aug. 08, 2019	Aug. 08, 2018	Nov. 28, 2017	Aug. 08, 2017 USD ($)	Nov. 28, 2016	Oct. 17, 2014 USD ($)
Interest Rate Swap [Member]
Derivative, Number of Instruments Held, Total	2
Derivative, Notional Amount	$ 15,000,000
Interest Rate Swap [Member] | Eurobank and HSBC [Member]
Derivative, Number of Instruments Held, Total							2
Interest Rate Swap [Member] | Eurobank [Member]
Derivative, Notional Amount									$ 10,000,000
Derivative, Average Fixed Interest Rate									1.97%
Derivative, Fixed Interest Rate						3.55%		0.95%	0.50%
Interest Rate Swap [Member] | HSBC Bank PLC [Member]
Derivative, Notional Amount							$ 5,000,000
Derivative, Average Fixed Interest Rate							1.93%
Derivative, Fixed Interest Rate					1.40%
Interest Rate Swap [Member] | HSBC Bank PLC [Member] | Scenario, Forecast [Member]
Derivative, Fixed Interest Rate		2.32%	1.85%	1.75%
Freight Forward Agreements [Member]
Derivative, Number of Instruments Held, Total	3
Charter Equivalent Rate Per Day	$ 11,000